Financial instruments - Fair value - Level 3 instrument, Egyptian natural gas supply contract, inputs and the sensitivities of the Monte-Carlo model valuation to changes (Details) - Fair value of Egypt gas supply contract derivative - Level 3 of fair value hierarchy
$ in Millions
Dec. 31, 2024 USD ($) $ / Mt
Input value or range | Methanol price volatility (before impact of mean reversion)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.35
Input value or range | Methanol price forecast | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	360
Input value or range | Methanol price forecast | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	430
Input value or range | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.075
Change in input | Methanol price volatility (before impact of mean reversion)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.05
Change in input | Methanol price forecast
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	25
Change in input | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.01
Resulting change in valuation | Methanol price volatility (before impact of mean reversion)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	6
Resulting change in valuation | Methanol price forecast | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	4
Resulting change in valuation | Methanol price forecast | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	5
Resulting change in valuation | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	1